Label	Element	Value
Class A Prospectus | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC. | General Government Securities Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000702172_SupplementTextBlock

May 31, 2019

General Money Funds

General Government Securities Money Market Fund

Class A Shares

Supplement to Current Summary Prospectus and Prospectus

Effective May 31, 2019 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the section of the funds' summary prospectus and prospectus entitled "Fees and Expenses":

Risk/Return [Heading]	rr_RiskReturnHeading	General Government Securities Money Market Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Class A Prospectus | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC. | General Government Securities Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%

[1]	Restated to reflect current fees.